PRIVATE PLACEMENT OF CONVERTIBLE NOTES (Tables)	12 Months Ended
Sep. 30, 2012
Long-Term Debt, Unclassified [Abstract]
Schedule of convertible notes payable

	2012	2011
Secured Convertible Note Payable dated June 4, 2010, net of unamortized debt discount of $1,332 (see below)	$—	$223,668
Secured Convertible Notes Payable dated July 15, 2010, net of unamortized debt discount of $26,091 (see below)	—	423,909
Secured Convertible Notes Payable dated November 19, 2010, net of unamortized debt discount of $10,479 (see below)	—	339,521
Secured Convertible Note Payable dated November 30, 2010, net of unamortized debt discount of $45,136 (see below)	—	704,864
Secured Convertible Note Payable dated January 7, 2011, net of unamortized debt discount of $65,159 (see below)	—	684,841
Secured Convertible Notes Payable, dated July 15, 2010, modified January 7, 2011, net of unamortized debt discount of $392,923 (see below)	—	1,104,077
Secured Convertible Note Payable, dated July 11, 2011	—	250,000
Total	—	3,730,880
Less: current portion	(—)	(3,730,880)
Long-term debt – net	$—	$—